Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2022 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 78.3%
	Banking — 38.8%
$2,800,000	American AgCredit Corporation, 5.25% to 06/15/26 then T5Y + 4.50%, Series A, 144A****	$2,628,500	*(1)
	Bank of America Corporation:
$12,470,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	11,316,525	*(1)(2)
$9,700,000	6.125% to 04/27/27 then T5Y + 3.231%, Series TT	9,571,960	*(1)(2)(3)
58,000	Bank of Hawaii Corporation, 4.375%, Series A	1,112,150	*(1)
130,900	Cadence Bank, 5.50%, Series A	2,960,304	*(1)
	Capital One Financial Corporation:
78,800	5.00%, Series I	1,596,882	*(1)(2)
$4,950,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	4,216,473	*(1)(2)(3)
	Citigroup, Inc.:
$2,575,000	3.875% to 02/18/26 then T5Y + 3.417%, Series X	2,233,813	*(1)
$1,200,000	4.00% to 12/10/25 then T5Y + 3.597%, Series W	1,053,360	*(1)
$1,950,000	4.15% to 11/15/26 then T5Y + 3.00%, Series Y	1,657,110	*(1)
$1,850,000	4.70% to 01/30/25 then SOFRRATE + 3.234%, Series V	1,569,031	*(1)(2)(3)
$4,590,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	4,404,875	*(1)(2)(3)
1,036,484	6.875% to 11/15/23 then 3ML + 4.13%, Series K	26,295,599	*(1)(2)
572,357	7.125% to 09/30/23 then 3ML + 4.04%, Series J	14,675,233	*(1)(2)
	Citizens Financial Group, Inc.:
161,500	6.35% to 04/06/24 then 3ML + 3.642%, Series D	4,027,810	*(1)(2)
$5,700,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	5,233,584	*(1)(2)(3)
	CoBank ACB:
104,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	10,764,000	*(1)(2)
60,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	6,097,500	*(1)(2)
$2,498,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	2,498,882	*(1)(2)(3)
$4,750,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	4,772,884	*(1)(2)(3)
$1,150,000	Compeer Financial ACA, 4.875% to 08/15/26 then T5Y + 4.10%, Series B-1, 144A****	1,019,188	*(1)
201,500	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	4,526,698	*(1)
165,000	Dime Community Bancshares, Inc., 5.50%, Series A	3,574,725	*(1)
	Fifth Third Bancorp:
287,450	6.00%, Series A	7,179,064	*(1)(2)
1,028,896	6.625% to 12/31/23 then 3ML + 3.71%, Series I	26,249,709	*(1)(2)
82,000	First Citizens BancShares, Inc., 5.375%, Series A	1,806,460	*(1)
	First Horizon Corporation:
87,500	6.50%, Series E	2,231,250	*(1)
9	FT Real Estate Securities Company, 9.50% 03/31/31, Series B, 144A****	11,749,500
3,730	First Horizon Bank, 3ML + 0.85%, min 3.75%, 3.75%(4), 144A****	3,032,024	*(1)
94,000	First Republic Bank, 4.00%, Series M	1,622,910	*(1)
47,330	Fulton Financial Corporation, 5.125%, Series A	994,687	*(1)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Goldman Sachs Group:
$1,350,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	$1,272,737	*(1)
$3,460,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	3,430,763	*(1)(2)(3)
117,642	6.375% to 05/10/24 then 3ML + 3.55%, Series K	2,976,919	*(1)(2)
178,400	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	4,653,564	*(1)
	HSBC Holdings PLC:
$4,400,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	5,898,704	(1)(2)(3)(5)
	Huntington Bancshares, Inc.:
$1,690,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	1,575,152	*(1)
$4,950,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	4,826,250	*(1)(2)(3)
$5,800,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	5,212,750	*(1)(2)(3)
	JPMorgan Chase & Company:
$2,875,000	3.65% to 06/01/26 then T5Y + 2.85%, Series KK	2,499,439	*(1)(2)
$2,300,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	2,120,313	*(1)
$5,450,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	5,343,997	*(1)(2)(3)
$4,141,000	3ML + 3.47%, 6.2759%(4), Series I	4,121,137	*(1)(2)
$15,155,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	15,252,795	*(1)(2)(3)
	KeyCorp:
464,253	6.125% to 12/15/26 then 3ML + 3.892%, Series E	11,784,505	*(1)(2)
156,100	6.20% to 12/15/27 then T5Y + 3.132%, Series H	3,920,452	*(1)
	M&T Bank Corporation:
$3,075,000	3.50% to 09/01/26 then T5Y + 2.679%, Series I	2,478,761	*(1)
89,600	5.625% to 12/15/26 then 3ML + 4.02%, Series H	2,416,064	*(1)
$16,750,000	6.45% to 02/15/24 then 3ML + 3.61%, Series E	16,613,906	*(1)(2)(3)
92,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	2,255,380	*(1)
	Morgan Stanley:
195,500	6.50%, Series P	5,108,415	*(1)
$2,600,000	5.30% to 03/15/23 then 3ML + 3.16%, Series N	2,436,819	*(1)(2)(3)
879,089	5.85% to 04/15/27 then 3ML + 3.491%, Series K	21,933,271	*(1)(2)
519,272	6.875% to 01/15/24 then 3ML + 3.94%, Series F	13,257,014	*(1)(2)
181,737	7.125% to 10/15/23 then 3ML + 4.32%, Series E	4,684,289	*(1)(2)
980,018	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	24,201,545	*(1)(2)
280,000	Northpointe Bancshares, Inc., 8.25% to 12/30/25 then SOFRRATE + 7.99%, Series A	7,042,000	*(1)
	PNC Financial Services Group, Inc.:
$1,700,000	3.40% to 09/15/26 then T5Y + 2.595%, Series T	1,377,850	*(1)
$6,000,000	6.00% to 05/15/27 then T5Y + 3.00%, Series U	5,850,000	*(1)(2)(3)
$3,255,000	6.20% to 09/15/27 then T5Y + 3.238%, Series V	3,213,987	*(1)
821,126	3ML + 4.0675%, 6.8493%(4), Series P	20,775,719	*(1)(2)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Regions Financial Corporation:
562,640	5.70% to 08/15/29 then 3ML + 3.148%, Series C	$13,181,249	*(1)(2)
$3,300,000	5.75% to 09/15/25 then T5Y + 5.426%, Series D	3,336,630	*(1)
263,000	Signature Bank, 5.00%, Series A	4,902,320	*(1)
	SVB Financial Group:
$3,450,000	4.00% to 05/15/26 then T5Y + 3.202%, Series C	2,794,961	*(1)
$1,575,000	4.10% to 02/15/31 then T10Y + 3.064%, Series B	1,189,701	*(1)
$7,500,000	4.25% to 11/15/26 then T5Y + 3.074%, Series D	5,988,516	*(1)(2)(3)
233,000	Synchrony Financial, 5.625%, Series A	4,679,339	*(1)(2)
385,013	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	9,318,277	*(1)(2)(3)
147,500	Texas Capital Bancshares Inc., 5.75%, Series B	3,257,537	*(1)
	Truist Financial Corporation:
$4,350,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	4,284,315	*(1)(2)(3)
$2,450,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	2,333,625	*(1)
161,650	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	3,841,612	*(1)(2)
100,000	Washington Federal, Inc., 4.875%, Series A	1,996,500	*(1)
59,724	Webster Financial Corporation, 6.50%, Series G	1,502,357	*(1)
	Wells Fargo & Company:
222,000	4.25%, Series DD	4,041,510	*(1)
170,000	4.70%, Series AA	3,339,939	*(1)
1,353	7.50%, Series L	1,687,868	*(1)
$3,825,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	3,382,734	*(1)
334,545	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	8,083,879	*(1)(2)
$3,000,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	2,992,427	*(1)(2)(3)
402,925	6.625% to 03/15/24 then 3ML + 3.69%, Series R	10,216,163	*(1)(2)
204,400	WesBanco, Inc., 6.75% to 11/15/25 then T5Y + 6.557%, Series A	5,317,466	*(1)
106,500	Western Alliance Bancorp, 4.25% to 09/30/26 then T5Y + 3.452%, Series A	2,334,480	*(1)
200,000	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	5,173,000	*(1)
$10,265,000	Zions Bancorporation, 7.20% to 09/15/23 then 3ML + 4.44%, Series J	10,444,638	*(1)(2)
		510,828,230
	Financial Services — 3.3%
$2,540,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	2,424,646	(5)
$8,000,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	7,257,770	**(2)(3)(5)
	Ally Financial, Inc.:
$5,790,000	4.70% to 05/15/26 then T5Y + 3.868%, Series B	4,794,714	*(1)(2)(3)
$3,875,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	3,020,429	*(1)
$3,300,000	American Express Company, 3.55% to 09/15/26 then T5Y + 2.854%, Series D	2,845,425	*(1)
64,400	Carlyle Finance LLC, 4.625% 05/15/61	1,186,570
$253,000	Charles Schwab Corporation, 5.375% to 06/01/25 then T5Y + 4.971%, Series G	252,684	*(1)
$3,700,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	3,758,621	*(1)(2)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	General Motors Financial Company:
$3,375,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	$3,156,982	*(1)
$2,625,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	2,319,844	*(1)
$4,400,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	4,064,960	*(1)(2)(3)
29,574	National Rural Utilities Cooperative Finance Corporation, 5.50% 05/15/64	725,229
87,000	Raymond James Financial, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	2,209,365	*(1)
	Stifel Financial Corp.:
94,000	4.50%, Series D	1,702,810	*(1)
122,000	6.25%, Series B	3,055,100	*(1)(2)
		42,775,149
	Insurance — 17.6%
65,942	AEGON Funding Company LLC, 5.10% 12/15/49	1,415,557	(5)
282,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	6,574,830	*(1)(2)(3)
$9,020,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	10,636,790	(2)(3)
56,500	Arch Capital Group, Ltd., 5.45%, Series F	1,297,522	**(1)(5)
	Aspen Insurance Holdings Ltd.:
65,962	5.625%	1,412,576	**(1)(5)
54,462	5.95% to 07/01/23 then 3ML + 4.06%	1,236,288	**(1)(5)
87,200	Assurant, Inc., 5.25% 01/15/61	1,881,340
	Athene Holding Ltd.:
114,400	4.875%, Series D	2,173,028	**(1)(5)
510,000	6.35% to 06/30/29 then 3ML + 4.253%, Series A	12,528,150	**(1)(2)(5)
131,000	6.375% to 09/30/25 then T5Y + 5.97%, Series C	3,341,155	**(1)(2)(5)
$3,315,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	3,725,198	**(1)(2)(5)
36,301	Axis Capital Holdings Ltd., 5.50%, Series E	797,714	**(1)(2)(5)
$3,679,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	3,162,340	(2)(5)
	Chubb Ltd.:
$4,566,000	Ace Capital Trust II, 9.70% 04/01/30	5,820,679	(2)(3)
67,400	CNO Financial Group, Inc., 5.125% 11/25/60	1,280,263
805,950	Delphi Financial Group, 3ML + 3.19%, 6.0951%(4), 05/15/37	17,730,900	(2)(3)
	Enstar Group Ltd.:
254,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	6,134,735	**(1)(2)(5)
$3,060,000	Enstar Finance LLC, 5.50% to 01/15/27 then T5Y + 4.006%, 01/15/42	2,615,918	(5)
$2,400,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	2,237,839	(5)
$700,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	682,107	*(1)
$7,310,000	Everest Reinsurance Holdings, 3ML + 2.385%, 5.2901%(4), 05/15/37	5,990,577	(2)(3)
$6,640,000	Global Atlantic Fin Company, 4.70% to 10/15/26 then T5Y + 3.796%, 10/15/51, 144A****	5,497,414	(2)(3)
$4,200,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, Series A, 144A****	4,252,500	*

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Liberty Mutual Group:
$24,634,000	7.80% 03/15/37, 144A****	$28,461,220	(2)(3)
$3,950,000	4.125% to 12/15/26 then T5Y + 3.315%, 12/15/51, 144A****	3,298,007	(2)
	MetLife, Inc.:
$18,250,000	9.25% 04/08/38, 144A****	21,836,982	(2)(3)
$17,895,000	10.75% 08/01/39	24,355,667	(2)(3)
$2,250,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	2,485,856	(2)(3)
$4,550,000	Prudential Financial, Inc., 6.00% to 09/01/32 then T5Y + 3.234%, 09/01/52	4,512,015
	RenaissanceRe Holdings Ltd.:
140,000	4.20%, Series G	2,452,100	**(1)(5)
39,537	5.75%, Series F	913,629	**(1)(2)(5)
	SBL Holdings, Inc.:
$6,300,000	6.50% to 11/13/26 then T5Y + 5.62%, Series B, 144A****	4,945,500	*(1)(2)(3)
$5,450,000	7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	4,557,562	*(1)(2)(3)
	Unum Group:
$26,660,000	Provident Financing Trust I, 7.405% 03/15/38	28,837,028	(2)
138,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	3,297,165	*(1)
		232,378,151
	Utilities — 7.8%
	Algonquin Power & Utilities Corporation:
$5,750,000	4.75% to 04/18/27 then T5Y + 3.249%, 01/18/82	4,987,636	(2)(3)(5)
224,010	6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	5,343,199	(2)(5)
$6,010,000	American Electric Power Company, Inc., 3.875% to 02/15/27 then T5Y + 2.675%, 02/15/62	5,123,384	(2)(3)
$3,752,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	3,493,131	*(1)(2)
	Commonwealth Edison:
$16,798,000	COMED Financing III, 6.35% 03/15/33	17,696,170	(2)(3)
$3,250,000	Dominion Energy, Inc., 4.35% to 04/15/27 then T5Y + 3.195%, Series C	2,960,071	*(1)
	Edison International:
$7,744,000	5.00% to 03/15/27 then T5Y + 3.901%, Series B	6,662,351	*(1)(2)(3)
$2,350,000	5.375% to 03/15/26 then T5Y + 4.698%, Series A	2,109,125	*(1)
$12,170,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	12,336,486	(2)(3)(5)
98,800	Indianapolis Power & Light Company, 5.65%	9,896,411	*(1)(2)
	NextEra Energy:
$717,000	NextEra Energy Capital Holdings, Inc., 3ML + 2.125%, 3.9539%(4), 06/15/67, Series C	594,596	(2)(3)
	NiSource, Inc.:
$1,900,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	1,776,500	*(1)(2)
166,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	4,213,495	*(1)(2)
	PECO Energy:
$2,386,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	2,581,775	(2)(3)
	Sempra Energy:
$6,000,000	4.125% to 04/01/27 then T5Y + 2.868%, 04/01/52	5,069,670	(2)(3)
$5,900,000	4.875% to 10/15/25 then T5Y + 4.55%, Series C	5,713,960	*(1)(2)(3)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Southern California Edison:
$3,500,000	3ML + 4.199%, 6.9813%(4), Series E	$ 3,325,000	*(1)(2)(3)
737	SCE Trust II, 5.10%, Series G	15,145	*(1)
195,025	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	4,379,813	*(1)(2)
$3,925,000	Southern Company, 3.75% to 09/15/26 then T5Y + 2.915%, 09/15/51, Series 2021-A	3,404,937	(2)(3)
$820,000	Vistra Corporation, 7.00% to 12/15/26 then T5Y + 5.74%, Series B, 144A****	757,483	*(1)
		102,440,338
	Energy — 6.1%
	DCP Midstream LP:
$6,450,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	6,433,875	(1)(2)(3)
21,500	7.875% to 06/15/23 then 3ML + 4.919%, Series B	537,764	(1)
$2,510,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	2,449,635
	Enbridge, Inc.:
$1,600,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	1,506,673	(5)
$6,200,000	6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77, Series 2016-A	5,911,876	(2)(3)(5)
	Energy Transfer LP:
$5,569,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	5,083,182	(1)(2)(3)
460,467	7.375% to 05/15/23 then 3ML + 4.53%, Series C	10,114,157	(1)(2)
836,400	7.60% to 05/15/24 then 3ML + 5.161%, Series E	19,793,406	(1)(2)(3)
8,600	7.625% to 08/15/23 then 3ML + 4.738%, Series D	189,759	(1)
$3,700,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	3,208,188	(2)(3)
$8,935,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	8,664,150	(1)(2)(3)
191,783	NuStar Logistics LP, 3ML + 6.734%, 9.246%(4), 01/15/43	4,756,219	(2)
	Transcanada Pipelines, Ltd.:
$9,450,000	5.50% to 09/15/29 then SOFRRATE + 4.4156%, 09/15/79	8,728,160	(2)(5)
$3,000,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	2,950,993	(2)(3)(5)
		80,328,037
	Communication — 1.1%
$4,200,000	British Telecommunications PLC, 4.875% to 11/23/31 then T5Y + 3.493%, 11/23/81, 144A****	3,575,920	(5)
$7,900,000	Paramount Global, 6.375% to 03/30/27 then T5Y + 3.999%, 03/30/62	7,281,014	(2)(3)
$4,000,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	4,137,720	(2)(3)(5)
		14,994,654
	Real Estate Investment Trust (REIT) — 1.7%
19,210	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	464,402	(1)
	Arbor Realty Trust, Inc.:
89,824	6.375%, Series D	1,858,009	(1)
284,000	6.25% to 10/30/26 then SOFRRATE + 5.44%, Series F	5,978,200	(1)
412,300	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	9,046,151	(1)
130,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFRRATE + 6.13%, Series F	2,795,000	(1)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
120,700	TPG RE Finance Trust, Inc., 6.25%, Series C	$2,268,556	(1)
		22,410,318
	Miscellaneous Industries — 1.9%
$1,850,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	1,632,628	(2)(3)
	Land O’ Lakes, Inc.:
$6,800,000	7.00%, Series C, 144A****	6,534,902	*(1)(2)
$7,900,000	7.25%, Series B, 144A****	7,610,900	*(1)(2)
$9,500,000	8.00%, Series A, 144A****	9,578,660	*(1)(2)
		25,357,090
	Total Preferred Stock & Hybrid Preferred Securities (Cost $1,076,921,187)	1,031,511,967

Contingent Capital Securities† — 17.4%
	Banking — 15.4%
	Banco Bilbao Vizcaya Argentaria SA:
$12,800,000	6.125% to 11/16/27 then SW5 + 3.87%	10,985,018	**(1)(2)(5)
$4,000,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	3,755,682	**(1)(2)(5)
	Banco Mercantil del Norte SA:
$3,400,000	6.625% to 01/24/32 then T10Y + 5.034%, 144A****	2,898,500	**(1)(5)
$2,501,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	2,279,224	**(1)(5)
$2,970,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	2,798,705	**(1)(5)
$30,400,000	Banco Santander SA, 4.75% to 05/12/27 then T5Y + 3.753%, 144A****	24,304,800	**(1)(2)(3)(5)
	Barclays Bank PLC:
$1,975,000	4.375% to 09/15/28 then T5Y + 3.41%	1,486,669	**(1)(5)
$9,764,000	6.125% to 06/15/26 then T5Y + 5.867%	9,031,212	**(1)(2)(3)(5)
$2,975,000	7.75% to 09/15/23 then SW5 + 4.842%	2,915,024	**(1)(2)(5)
$8,040,000	8.00% to 06/15/24 then T5Y + 5.672%	7,922,219	**(1)(2)(5)
$2,070,000	8.00% to 09/15/29 then T5Y + 5.431%	2,007,900	**(1)(5)
$2,800,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	2,572,438	(2)(3)(5)
	BNP Paribas:
$2,050,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	1,511,875	**(1)(5)
$2,340,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	2,223,714	**(1)(5)
$28,790,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	28,965,689	**(1)(2)(5)
$4,135,000	7.75% to 08/16/29 then T5Y + 4.899%, 144A****	4,141,409	**(1)(5)
	Credit Agricole SA:
$2,040,000	4.75% to 09/23/29 then T5Y + 3.237%, 144A****	1,602,279	**(1)(5)
$1,630,000	7.875% to 01/23/24 then SW5 + 4.898%, 144A****	1,626,862	**(1)(5)
	Credit Suisse Group AG:
$1,160,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	793,136	**(1)(5)
$6,150,000	6.375% to 08/21/26 then T5Y + 4.828%, 144A****	4,824,668	**(1)(2)(3)(5)
$6,150,000	7.25% to 09/12/25 then SW5 + 4.332%, 144A****	5,076,165	**(1)(2)(5)
$4,700,000	7.50% to 07/17/23 then SW5 + 4.601%, 144A****	4,152,585	**(1)(2)(5)

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	HSBC Holdings PLC:
$2,100,000	6.00% to 05/22/27 then ISDA5 + 3.746%	$1,934,422	**(1)(2)(3)(5)
$20,770,000	6.50% to 03/23/28 then ISDA5 + 3.606%	19,349,250	**(1)(2)(3)(5)
$3,275,000	ING Groep NV, 3.875% to 11/16/27 then T5Y + 2.862%	2,440,301	**(1)(5)
$475,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	461,671	**(1)(5)
$3,000,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	2,774,588	**(1)(2)(5)
$1,700,000	NatWest Group PLC, 4.60% to 12/28/31 then T5Y + 3.10%	1,278,787	**(1)(5)
	Societe Generale SA:
$4,150,000	4.75% to 05/26/26 then T5Y + 3.931%, 144A****	3,449,705	**(1)(5)
$4,150,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	3,371,875	**(1)(5)
$17,750,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	15,997,446	**(1)(2)(3)(5)
	Standard Chartered PLC:
$1,900,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	1,449,937	**(1)(5)
$8,000,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	8,032,432	**(1)(2)(3)(5)
$10,355,000	7.75% to 02/15/28 then T5Y + 4.976%, 144A****	10,074,380	**(1)(5)
	UBS Group AG:
$2,800,000	4.375% to 02/10/31 then T5Y + 3.313%, 144A****	2,115,316	**(1)(5)
$3,600,000	4.875% to 02/12/27 then T5Y + 3.404%, 144A****	3,112,170	**(1)(5)
		203,718,053
	Financial Services — 0.1%
$1,600,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	1,311,200	**(1)(5)
		1,311,200
	Insurance — 1.9%
	QBE Insurance Group Ltd.:
$2,800,000	5.875% to 05/12/25 then T5Y + 5.513%, 144A****	2,726,407	**(1)(2)(5)
$21,757,000	7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	22,219,336	(2)(3)(5)
		24,945,743
	Total Contingent Capital Securities (Cost $254,603,601)	229,974,996

Corporate Debt Securities§ — 2.8%
	Banking — 0.0%
14,963	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	391,899
		391,899
	Insurance — 1.4%
$13,500,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	16,157,672	(2)(3)
$2,150,000	Universal Insurance Holdings, Inc., 5.625% 11/30/26	1,924,827
		18,082,499
	Energy — 0.6%
$6,717,000	Energy Transfer LP, 8.25% 11/15/29	7,790,295	(2)(3)
		7,790,295

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Communication — 0.5%
	Qwest Corporation:
127,729	6.50% 09/01/56	$2,915,414
155,921	6.75% 06/15/57	3,670,973
		6,586,387
	Miscellaneous Industries — 0.3%
$3,550,000	Pulte Group, Inc., 7.875% 06/15/32	3,965,955	(2)(3)
		3,965,955
	Total Corporate Debt Securities (Cost $32,590,227)	36,817,035

Money Market Fund — 0.5%
	BlackRock Liquidity Funds:
6,987,578	T-Fund, Institutional Class	6,987,578

	Total Money Market Fund (Cost $6,987,578)	6,987,578

Total Investments (Cost $1,371,102,593***)	99.0%	1,305,291,576
Other Assets and Liabilities, excluding Loan Payable (net)	1.0%	12,770,530
Total Managed Assets	100.0%‡	$1,318,062,106
Loan Principal Balance		(502,000,000)
Total Net Assets Available To Common Stock		$816,062,106

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2022, these securities amounted to $338,566,624 or 25.7% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $927,863,077 at August 31, 2022.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $480,280,839 at August 31, 2022.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SOFRRATE—Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T7Y—Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

Financial Highlights(1)

For the period December 1, 2021 through August 31, 2022 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.74
INVESTMENT OPERATIONS:
Net investment income	1.05
Net realized and unrealized gain/(loss) on investments	(3.73)
Total from investment operations	(2.68)
FINANCING OPERATIONS:
Premium from shelf offering, net of offering cost	0.01
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.09)
Total distributions to Common Stock Shareholders	(1.09)
Net asset value, end of period	$16.98
Market value, end of period	$17.01
Common Stock shares outstanding, end of period	48,072,440
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.45	%*
Operating expenses including interest expense	1.79	%*
Operating expenses excluding interest expense	0.88	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	5	%**
Total managed assets, end of period (in 000’s)	$1,318,062
Ratio of operating expenses including interest expense to average total managed assets	1.14	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.56	%*

(1)These tables summarize the nine months ended August 31, 2022 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2021.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2021	$0.1265	$21.05	$21.72	$21.05
January 31, 2022	0.1240	20.28	20.48	20.28
February 28, 2022	0.1240	19.45	19.17	19.36
March 31, 2022	0.1240	19.11	19.68	19.11
April 29, 2022	0.1240	18.07	18.24	18.07
May 31, 2022	0.1190	17.73	18.23	17.73
June 30, 2022	0.1190	16.65	16.77	16.65
July 29, 2022	0.1190	17.57	17.87	17.57
August 31, 2022	0.1075	16.98	17.01	16.98

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2022, the aggregate cost of securities for federal income tax purposes was $1,383,090,670, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,802,836 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $102,601,930.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2022 is as follows:

	Total Value at August 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$510,828,230	$307,197,985	$203,630,245	$—
Financial Services	42,775,149	8,879,074	33,896,075	—
Insurance	232,378,151	51,248,067	181,130,084	—
Utilities	102,440,338	13,951,652	88,488,686	—
Energy	80,328,037	41,825,180	38,502,857	—
Communication	14,994,654	4,137,720	10,856,934	—
Real Estate Investment Trust (REIT)	22,410,318	19,615,318	2,795,000	—
Miscellaneous Industries	25,357,090	—	25,357,090	—
Contingent Capital Securities
Banking	203,718,053	—	203,718,053	—
Financial Services	1,311,200	—	1,311,200	—
Insurance	24,945,743	—	24,945,743	—
Corporate Debt Securities
Banking	391,899	391,899	—	—
Insurance	18,082,499	—	18,082,499	—
Energy	7,790,295	—	7,790,295	—
Communication	6,586,387	6,586,387	—	—
Miscellaneous Industries	3,965,955	—	3,965,955	—
Money Market Fund	6,987,578	6,987,578	—	—
Total Investments	$1,305,291,576	$460,820,860	$844,470,716	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.